Taxation - Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate [Abstract]
(Loss) income before income taxes	$ 9,711	$ 17,470	$ (30,295)
Income tax income computed at the statutory income tax rate at 25%	(2,428)	(4,367)	7,574
Non-deductible expenses		39	(82)
Non-taxation income			17
Unrecognized tax benefits			1,967
Preferential rate		(502)	(469)
Current and deferred tax rate differences
Foreign rate differences		118	(42)
Change of valuation allowance	2,423	4,142	(7,567)
Prior year provision to return true up			117
R&D super deduction		562	569
Income tax benefit (expense)	$ (5)	$ (8)	$ 2,084